Risk Report - Credit Risk Management - IFRS 9 4 Model sensitivity on forward-looking information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)
Upward Sensitivity [Member] | Upward Shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Real estate prices in %	0.05	[1]	0.05
Equities in %	0.10		0.10
Credit spreads in %	(0.40)		(0.40)
Commodities in %	0.10	[2]	0.10
Upward Sensitivity [Member] | Upward Shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Real estate prices in %	0.05	[3]	0.05
Credit spreads in %	(0.40)		(0.40)
Commodities in %	0.10	[4]	0.10
Upward Sensitivity [Member] | Upward Shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Real estate prices in %	0.05	[5]	0.05
Equities in %	0.10		0.10
Credit spreads in %	(0.40)		(0.40)
Commodities in %	0.10	[6]	0.10
Upward Sensitivity [Member] | Upward Shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	1		1
Unemployment Rate in pp	(0.5)		(0.5)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	€ (66.4)		€ (80.4)
Unemployment Rates in mn	(44.9)		(43.1)
Real estate prices in mn	(13.9)	[1]	(5.9)
Equities in mn	(14.1)		(9.0)
Credit spreads in mn	(20.7)		(20.5)
Commodities in mn	(7.7)	[2]	(8.5)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	(18.2)		(18.1)
Unemployment Rates in mn	(12.6)		(10.4)
Real estate prices in mn	(2.1)	[3]	(1.5)
Credit spreads in mn	(4.5)		(3.8)
Commodities in mn	(2.8)	[4]	(2.6)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	(26.4)		(30.6)
Unemployment Rates in mn	(11.0)		(6.7)
Real estate prices in mn	(8.6)	[5]	(4.0)
Equities in mn	(4.7)		(3.3)
Credit spreads in mn	(13.5)		(13.6)
Commodities in mn	(4.6)	[6]	(5.5)
Upward Sensitivity [Member] | ECL impact on upward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	(18.3)		(24.4)
Unemployment Rates in mn	€ (19.5)		€ (22.4)
Downward Sensitivity [Member] | Downward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Real estate prices in %	(0.05)	[1]	(0.05)
Equities in %	(0.10)		(0.10)
Credit spreads in %	0.40		0.40
Commodities in %	(0.10)	[2]	(0.10)
Downward Sensitivity [Member] | Downward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Real estate prices in %	(0.05)	[3]	(0.05)
Credit spreads in %	0.40		0.40
Commodities in %	(0.10)	[4]	(0.10)
Downward Sensitivity [Member] | Downward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Real estate prices in %	(0.05)	[5]	(0.05)
Equities in %	(0.10)		(0.10)
Credit spreads in %	0.40		0.40
Commodities in %	(0.10)	[6]	(0.10)
Downward Sensitivity [Member] | Downward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp	(1)		(1)
Unemployment Rate in pp	0.5		0.5
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Group [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	€ 71.8		€ 88.9
Unemployment Rates in mn	49.0		45.9
Real estate prices in mn	16.0	[1]	6.2
Equities in mn	17.8		12.2
Credit spreads in mn	24.2		22.8
Commodities in mn	8.7	[2]	9.2
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Corporate Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	20.3		20.7
Unemployment Rates in mn	14.2		11.0
Real estate prices in mn	2.2	[3]	1.6
Credit spreads in mn	5.0		4.4
Commodities in mn	3.1	[4]	2.9
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Investment Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	28.9		33.5
Unemployment Rates in mn	12.1		7.5
Real estate prices in mn	10.2	[5]	4.2
Equities in mn	5.9		4.4
Credit spreads in mn	16.2		14.7
Commodities in mn	5.3	[6]	5.9
Downward Sensitivity [Member] | ECL impact on downward shift [Member] | Private Bank [Member]
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn	19.3		26.3
Unemployment Rates in mn	€ 20.6		€ 23.3

[1]	For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above
[2]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g., GDP shifts from 3% to 4% // 1% (percentage change), e.g., Real estate price shifts from 100 to 101
[3]	For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above
[4]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.
[5]	For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on Commercial Real Estate above.
[6]	Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.